Risk and Uncertainties (Details)			12 Months Ended
	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022	Sep. 30, 2024 USD ($)
Risk and Uncertainties [Abstract]
Deposit protection	$ 102,564	$ 800,000	$ 64,050	$ 500,000
Cash and cash equivalents			1,900,000			$ 5,092,776
Fund held in escrow			16,800,000			13,657,974
Maintained financial institutions amount			$ 18,200,000			$ 18,265,597,000,000
Revenue outstanding receivable percentage			10.00%	10.00%	10.00%
Combined loans receivables percentage			10.00%	10.00%	10.00%